Common Stock issues (Details) (USD $)	9 Months Ended
Sep. 30, 2014
Common Stock issues
Company issued shares of common stock for consulting services	17,900
Value of shares of common stock issued for consulting services	$ 8,950
Company issued shares of common stock in exchange for the conversion of five convertible notes	188,315
Value of shares of common stock issued in exchange for the conversion of five convertible notes	$ 91,045